Annual Total Returns- Vanguard Intermediate-Term Corporate Bond Index Fund (Admiral) [BarChart] - Admiral - Vanguard Intermediate-Term Corporate Bond Index Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.94%	11.39%	(1.79%)	7.45%	0.93%	5.30%	5.52%	(1.77%)	13.99%	9.52%